Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Estimated Fair Value
Carrying amount and estimated fair value of the company's financial instrument
Total debt		$ 3,906	$ 3,982
Recurring | Quoted Price In Active Markets (Level 1)
Financial Assets:
Deferred compensation trust assets	9	13	9
Investments in marketable securities	55	61	45
Total financial assets	64	74	54
Recurring | Significant Other Observable Inputs (Level 2)
Financial Assets:
Investments in marketable securities	48	75	89
Total financial assets	48	75	89
Financial Liabilities:
Total financial liabilities			7
Recurring | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial Liabilities:
Derivative liabilities, Current			7
Recurring | Significant Unobservable Inputs (Level 3)
Financial Assets:
Derivative asset, Current		1
Total financial assets		1	2
Recurring | Significant Unobservable Inputs (Level 3) | Fuel swap contracts
Financial Assets:
Derivative asset, Current		1	2
Financial Liabilities:
Derivative liabilities, Current	1
Carrying Value
Carrying amount and estimated fair value of the company's financial instrument
Total debt	3,059	3,906	3,924
Financial Assets:
Deferred compensation trust assets		9	9
Investments in marketable securities		136	134
Total financial assets		146	145
Financial Liabilities:
Total financial liabilities			7
Carrying Value | Fuel swap contracts
Financial Assets:
Derivative asset, Current		1	2
Carrying Value | Interest rate swap contracts
Financial Liabilities:
Derivative liabilities, Current			7
Carrying Value | Recurring
Financial Assets:
Deferred compensation trust assets	9	13
Investments in marketable securities	103	136
Derivative asset, Current		1
Total financial assets	112	150
Carrying Value | Recurring | Fuel swap contracts
Financial Liabilities:
Derivative liabilities, Current	$ 1